CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (30,921,978)	$ (14,302,396)
Adjustments to reconcile net loss to net cash used in operating activities:
Operating costs paid through promissory note - related party	0	402
Interest earned on investments held in Trust Account	(3,457)	(3,380)
Change in fair value of warrant liability	29,011,000	13,296,000
Changes in operating assets and liabilities:
Prepaid expenses	(159,150)	(261,496)
Accrued expenses	1,493,608	723,277
Net cash used in operating activities	(579,977)	(547,593)
Cash Flows from Financing Activities:
Payment of offering costs	(25,000)	(880,477)
Net cash used in financing activities	(25,000)	231,537,842
Net Change in Cash	(604,977)	990,249
Cash - Beginning of period	990,249	0
Cash - End of period	385,272	990,249
Non-Cash financing activities:
Change in value of Class A common stock subject to possible redemption	$ (30,921,980)	$ (14,298,920)